Related Party Transactions Related Party Revenue and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Classification of funding to Carl Zeiss SMT GmbH
The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

For the year ended	2017	2018	2019
(in millions)	€	€	€

Capital expenditures	89.1	191.8	184.1
R&D costs	55.8	74.8	94.2
Supply chain investments	2.6	8.5	4.5
Total support provided	147.5	275.1	282.8

The table below summarizes support provided to Carl Zeiss SMT GmbH, by type:

For the year ended	2017	2018	2019
(in millions)	€	€	€

Capital expenditures	89.1	191.8	184.1
R&D costs	55.8	74.8	94.2
Supply chain investments	2.6	8.5	4.5
Total support provided	147.5	275.1	282.8

Schedule of Related Party Transactions
The total purchases and outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Total purchases	1,141.6	1,401.0	1,502.3

As of December 31		2018	2019
(in millions)		€	€

Advance payments and High-NA capital expenditure support		768.1	814.5
Right-of-use assets - Finance		—	107.6
Accounts payable		60.2	127.4